UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 9/30/2010
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
November 1, 2010

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     40
                                             --
Form 13F Information Table Value Total:    $ 2868293(In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                 Stralem & Company Incorporated
                                                                 FORM 13F
                                                            September 30, 2010

                                                                                                                    Voting Authority
                                                                                                              ----------------------
                                                          Value      Shares/    Sh/ Put/ Invstmt    Other
Name of Issuer                 Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers    Sole    Shared   None
-----------------------------  ---------------- --------- -------- ------------- --- ---- ------- ------------ ------- -------- ----
CISCO SYS INC COM               COMMON STOCK   17275R102    69721    3183618     SH        Sole               2716918        466700
HEWLETT PACKARD CO COM          COMMON STOCK   428236103    67283    1599306     SH        Sole               1362936        236370
INTEL CORP COM                  COMMON STOCK   458140100    69728    3631669     SH        Sole               3109969        521700
MICROSOFT CORP COM              COMMON STOCK   594918104    67632    2761606     SH        Sole               2356706        404900
ABBOTT LABS COM                 COMMON STOCK   002824100    74659    1429145     SH        Sole               1221795        207350
JOHNSON & JOHNSON               COMMON STOCK   478160104    69266    1117912     SH        Sole                966112        151800
LILLY ELI & CO COM              COMMON STOCK   532457108    71376    1953900     SH        Sole               1662700        291200
THERMO FISHER SCIENTIFIC        COMMON STOCK   883556102     1494      31200     SH        Sole                 10000         21200
ZIMMER HLDGS INC COM            COMMON STOCK   98956P102      288       5500     SH        Sole                  5500
3M COMPANY                      COMMON STOCK   88579Y101   104958    1210450     SH        Sole               1030250        180200
AUTOMATIC DATA PROCESSING INC   COMMON STOCK   053015103     6338     150800     SH        Sole                 24300        126500
BERKSHIRE HATHAWAY INC DEL CL   COMMON STOCK   084670702      620       7500     SH        Sole                  7500
CATERPILLAR INC DEL COM         COMMON STOCK   149123101   123640    1571429     SH        Sole               1333729        237700
CVS/CAREMARK CORP               COMMON STOCK   126650100   102564    3259100     SH        Sole               2775700        483400
DANAHER CORP DEL COM            COMMON STOCK   235851102   105515    2598244     SH        Sole               2217444        380800
EMERSON ELEC CO COM             COMMON STOCK   291011104   111505    2117456     SH        Sole               1803656        313800
GENERAL ELECTRIC CO COM         COMMON STOCK   369604103    94797    5833631     SH        Sole               5019178        814453
INTERNATIONAL BUSINESS MACHS C  COMMON STOCK   459200101   105952     789863     SH        Sole                671413        118450
KELLOGG CO.                     COMMON STOCK   487836108    49530     980600     SH        Sole                839700        140900
L-3 COMMUNICATIONS HLDGS INC C  COMMON STOCK   502424104    82503    1141600     SH        Sole               1014000        127600
LOEWS CORP COM                  COMMON STOCK   540424108   103801    2738800     SH        Sole               2321700        417100
MCDONALDS CORP COM              COMMON STOCK   580135101   108455    1455583     SH        Sole               1249333        206250
NEWMONT MINING CORP. (HLDG. CO  COMMON STOCK   651639106    38572     614100     SH        Sole                535500         78600
PEPSICO INC.                    COMMON STOCK   713448108     3501      52700     SH        Sole                  7900         44800
PROCTER & GAMBLE CO COM         COMMON STOCK   742718109    98418    1641119     SH        Sole               1401019        240100
UNITED TECHNOLOGIES             COMMON STOCK   913017109    97516    1369036     SH        Sole               1199636        169400
WAL MART STORES INC COM         COMMON STOCK   931142103    76081    1421551     SH        Sole               1211300        210251
CHEVRON CORP NEW COM            COMMON STOCK   166764100   123676    1525920     SH        Sole               1304670        221250
EXXON MOBIL CORP COM            COMMON STOCK   30231G102   115975    1876920     SH        Sole               1602047        274873
HESS CORP COM                   COMMON STOCK   42809H107      349       5900     SH        Sole                  5900
KROGER CO COM                   COMMON STOCK   501044101   116490    5378100     SH        Sole               4577700        800400
AMERICAN ELECTRIC POWER         COMMON STOCK   025537101   108368    2991100     SH        Sole               2610900        380200
AT&T INC COM                    COMMON STOCK   00206R102      452      15796     SH        Sole                15796
BRISTOL-MYERS SQUIBB            COMMON STOCK   110122108      241       8900     SH        Sole                 8900
CONSOLIDATED EDISON INC COM     COMMON STOCK   209115104   123381    2558700     SH        Sole               2177200        381500
DOMINION RESOURCES              COMMON STOCK   25746U109     7750     177500     SH        Sole                100200         77300
DUKE ENERGY CORP COM            COMMON STOCK   26441C105   121568    6864350     SH        Sole               5846650       1017700
PFIZER INC COM                  COMMON STOCK   717081103   111994    6522683     SH        Sole               5789783        732900
SOUTHERN CO COM                 COMMON STOCK   842587107   125280    3364125     SH        Sole               2878075        486050
TECO ENERGY INC COM             COMMON STOCK   872375100     7058     407500     SH        Sole                 80500        327000
REPORT SUMMARY                 40 DATA RECORDS            2868293                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
